SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease terms	3 years
Option to extend	true